Trade and Other Receivables - Summary of Trade and other receivables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of Trade and other receivables [Abstract]
Trade receivables - Non-related parties	$ 16,197	$ 15,765
Trade receivables - Related parties	9	0
Less: Allowance for impairment of receivables - non-related parties (Note 27(b))	(5,081)	(4,953)	$ (4,823)
Trade receivables - net	11,125	10,812	$ 11,002
Deposits	902	656
Prepayments	5,083	4,074
Other receivables	1,035	2,113
Trade and other current receivables	18,145	17,655
Deposits	2,562	1,373
Prepayments	1,997	191
Trade and other non-current receivables	$ 4,559	$ 1,564